Equity Incentive Plan - Summary of Stock Compensation Plan Activity (Parenthetical) (Detail)	Dec. 31, 2017 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of the Company's common shares	$ 0.31